Document and Entity Information	Apr. 23, 2021
Cover [Abstract]
Entity Registrant Name	OVERSTOCK.COM, INC
Amendment Flag	false
Entity Central Index Key	0001130713
Document Type	8-K
Document Period End Date	Apr. 23, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-49799
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	799 W. Coliseum Way
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	(801)
Local Phone Number	947-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	OSTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false